Fair Value Measurement	12 Months Ended
May 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
11.	FAIR VALUE MEASUREMENT
Assets and liabilities measured at fair value on a recurring basis
The Group measures
available-for-sale
investments, equity securities with readily determinable fair value and trading securities at fair value on a recurring basis. The available-for-sale
investments recorded in long-term investments include redeemable preferred shares. The equity securities with readily determinable fair value include common shares of listed companies.
As of May 31, 2021 and 2022, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of May 31, 2021
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values (b)	24,418	—	—	24,418
Available-for-sale investments (c)	—	159,083	65,232	224,315

Total	24,418	159,083	65,232	248,733

	As of May 31, 2022
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Trading securities (a)	70,602	—	—	70,602
Long-term investments:
Equity securities with readily determinable fair values (b)	7,561	—	—	7,561
Available-for-sale investments (c)	—	10,029	162,974	173,003

Total	78,163	10,029	162,974	251,166

(a)	The short term investments of money market funds are valued at their daily closing price as reported by the funds and are classified Level 1 measurement.
(b)
The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.

(c)
As of May 31, 2022, the fair value of
available-for-sale
investments amounted to US$173,003, with original cost of US$86,024 and unrealized gain of US$86,979. As of May 31, 2021, the fair value of total available-for-sale
investments amounted to US$224,315, with original cost of US$123,079 and unrealized gain of US$101,236.

The Company measured the fair value of its investment in convertible note and Assets Management Plan based on the respective principal and expected returns and has classified those as Level 2 measurement.
For redeemable preferred shares that do not have a quoted market rate, the Company measured their fair value based on recent transactions or based on the market approach or income approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for a similar investment and have been classified as Level 2 measurement. When no recent transactions are available, a market approach or income approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning, discount of lack of marketability, investee’s time to initial public offering as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The Company has classified those as Level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on fair values. As of May 31, 2022, the fair values of available-for-sale
investments classified as
L
evel 3 were measured using the market and income approaches with significant unobservable inputs were based on the following assumptions: (1) expected volatility ranging from 55.8% to 76.8%, (2) discount rates ranging from 16.5% to 28.6%, and (3) expected life ranging from 2.6 to 5.6 years.
The Group did not have any transfers neither between Level 1 and Level 2 nor between Level 1 and Level 3 fair value measurements during the periods presented. The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (Level 3).

Level 3 investments
US$
Balance as of June 1, 2020	159,926
Initial recognition	35,705
Transfer to Level 2	(122,109)
Disposals	(16,370)
Unrealized gain	24,507
Impairment	(26,289)
Foreign exchange difference	9,862

Balance as of May 31, 2021	65,232
Transfer from Level 2	133,030
Transfer to Level 2	(15,705)
Unrealized gain	2,015
Impairment	(15,632)
Foreign exchange difference	(5,966)

Balance as of May 31, 2022	162,974

Assets and liabilities measured at fair value on a nonrecurring basis
Goodwill and acquired intangible assets are measured at fair value on a non-recurring
basis when an impairment is recognized.
The Group measures goodwill at fair value annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value. The fair value of goodwill is determined using discounted cash flows, and an impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Refer to Note 9 for the goodwill impairment loss recognized for the years ended May 31, 2020, 2021 and 2022. The Group measures acquired intangible assets using the income approach—discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.
The Group measures long-term investments (excluding the equity securities with readily determinable fair values and available-for-sale
investments) at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period. The Group recorded US$31,750, US$40,207 and US$129,350 impairment loss on these investments for
the years ended May 31, 2020, 2021 and 2022, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future.
For equity securities without readily determinable fair values, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long-term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.